MARKET, CREDIT AND CONCENTRATION RISKS	12 Months Ended
Dec. 31, 2017
MARKET, CREDIT AND CONCENTRATION RISKS
MARKET, CREDIT AND CONCENTRATION RISKS

5.MARKET, CREDIT AND CONCENTRATION RISKS

The nature of this Fund has certain risks, which cannot all be presented in the financial statements. The following summarizes certain of those risks.

Market Risk

Derivative instruments involve varying degrees of market risk. Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial instruments or commodities underlying such derivative instruments frequently result in changes in the Master Funds’ financial assets (liabilities) at fair value through profit or loss on such derivative instruments as reflected in the Statements of Financial Condition of the Master Funds. The Fund’s exposure to market risk is influenced by a number of factors, including the relationships among the derivative instruments held by the Master Funds as well as the volatility and liquidity of the markets in which the derivative instruments are traded. Investments in foreign markets may also entail legal and political risks.

Credit Risk

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with over-the-counter (non-exchange-traded) transactions, because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange/clearinghouse is pledged to support the financial integrity of the exchange/clearinghouse. In over-the-counter transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange traded contracts, and in the over-the-counter markets counterparties may also require margin.

The credit risk associated with these instruments from counterparty nonperformance is the derivatives, at fair value, if any, included in the Master Funds’ Statements of Financial Condition.

As of December 31, 2017, the Affiliated Funds held by the Fund do not invest directly in positions other than their related Master Funds. The Master Funds enter into contracts with various futures clearing brokers. These brokers may encounter financial difficulties that can impair the operating capabilities or the capital position of the Master Funds, and in turn, the Affiliated Funds. The Trading Advisors of the Master Funds will attempt to limit transactions to well-capitalized and established brokers in an effort to mitigate such risk.

Credit risk is the possibility that a loss may occur from the failure of a counterparty to make payments according to the terms of a contract. The Fund’s exposure to credit risk is contingent upon the Affiliated Funds and the brokers and counterparties which the Affiliated Funds transact business with as well as amounts recorded as assets in the Statements of Financial Condition.

Cash held as deposits may exceed the amount of federal insurance provided on such deposits and are therefore subject to credit risk.

Concentration Risk

The Fund’s investments in the Affiliated Funds are subject to the market and credit risk of the Affiliated Funds. Because the majority of the Fund’s capital is invested in the Affiliated Funds, any changes in the market conditions that would adversely affect the Affiliated Funds could significantly impact the solvency of the Fund.

Currency Risk

The Fund’s investments in the Affiliated Funds are subject to currency risk to the extent that the fair value or future cash flow of a financial instrument held by any Affiliated Fund will fluctuate because of changes in foreign exchange rates.

Liquidity Risk

Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Redemption requests for Units are the main liquidity risk for the Fund. The Units are redeemable as outlined in Note 2. The exposure to liquidity risk through redemption requests for Units is managed by specifically setting the redemption notice period to accommodate the expected liquidity of the Affiliated Funds as agreed by the Investment Manager.

Indemnifications

The Fund enters into administrative and other professional service contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.